Income Taxes - Reconciliation of Income Tax Rates (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. statutory federal rate					21.00%	21.00%
State and local rate, net of federal tax benefit					7.34%	6.36%
Stock compensation					(0.02%)	(0.14%)
Excess compensation deduction						(0.27%)
Federal true-ups					(0.61%)	0.18%
Life insurance					(0.10%)	(0.12%)
Change in valuation allowance					(28.60%)	(33.16%)
Income tax provision	(0.30%)	0.00%	(0.50%)	0.00%	(0.99%)	(6.15%)